Financial instruments, Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Exposure to Credit Risk [Abstract]
Trade receivables	$ 1,047,729	$ 263,626
Cash and cash equivalents	620,896	150,983	$ 667,178	$ 241,324
Credit Risk [member]
Exposure to Credit Risk [Abstract]
Trade receivables	1,212,067	263,626
Cash and cash equivalents	620,896	150,983
Total	$ 1,832,963	$ 414,609